Convertible Notes Payable	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Convertible Notes Payable

Note 7 – Convertible Notes Payable

Unsecured Convertible Promissory Notes

Between October 2019 and July 2020, the Company issued 24-month Unsecured Convertible Promissory Notes (“the Notes”) to investors and brokers in the aggregate principal amount of $3,961,000. Of the total, $25,000 of Notes were issued to a related party (a member of the Company management team). The Notes bear interest at a rate equal to 6% per annum and shall be due on the earlier of (i) twenty-four months following the initial closing, as defined; (ii) when, upon or after the occurrence of an event of default; or (iii) upon the occurrence of any change of control of the Company. In the event of the Company closing a Qualified Offering, defined as; (i) an initial public offering that results in gross proceeds of at least $20 million or becoming an entity whose shares of common stock are listed on a qualified exchange, (ii) a reverse merger with a publicly traded company, (iii) a Regulation A offering of the Company’s equity securities that results in gross proceeds of at least $20 million, or (iv) an offering of the Company’s equity securities resulting in gross proceeds of not less than $20 million, the principal and accrued interest due under the Notes shall automatically convert on the same terms and conditions received by the investors in such Qualified Offering. The automatic conversion price shall equal the lesser of (A) $3.25 per share or (B) 80% of the price per share of the (i) in the case of an Initial Public Offering (“IPO”) or Reg A Offering, the lowest price per share of the qualified offering securities issued, (ii) in the case of a reverse merger, the gross price per share of common stock payable to the Company’s stockholders, or (iii) in the case of a private placement, the price per share of the conversion shares (the “Redemption Feature Conversion Price”). The Company analyzed the embedded features of the Notes and determined that the Notes contained (i) an automatic conversion upon a Qualified Offering at a fixed price of $3.25 per share which did not contain a beneficial conversion feature, (ii) a redemption feature upon default which did not require bifurcation, (iii) a redemption feature upon a Qualified Offering at the Redemption Feature Conversion Price with an aggregate fair value of $373,000 which was bifurcated from the debt host and recorded with a credit to derivative liabilities and a debit to debt discount, and (iv) a put option triggered upon a change of control with a fair value of $64,342 which was bifurcated from the debt host and recorded with a credit to derivative liabilities and a debit to debt discount. The debt discount is being amortized over the term of the Notes using the effective interest method and the derivative liabilities are marked-to-market at each reporting date. See Note 8 – Derivative Liabilities for additional details.

During February and March 2021, the Company issued new Unsecured Convertible Promissory Notes (“2021 Notes”) with an aggregate principal balance of $5,230,000, of which $3,150,000 were issued to related parties of the Company (including members of the Company’s management team, a founder and a significant stockholder). The 2021 Notes bear interest at the rate of 6% per annum, compounded daily, and were due on December 31, 2021. In the Event the Company commences a debt financing after February 15, 2021 (the “Qualified Debt Financing”), the 2021 Notes shall automatically convert into a promissory note in the same form and with the same terms and conditions as those issued in the Qualified Debt Financing and in a principal amount equal to the then outstanding principal and accrued and unpaid interest under the 2021 Notes (the “Note Obligations”) . Upon the closing by the Company of a minimum of $500,000 equity financing after February 15, 2021 (the “Qualified Equity Financing”), the 2021 Notes shall automatically convert into the equity securities sold in a Qualified Equity Financing (the “Subsequent Round Securities”) at the same price and on the same terms and conditions received by any investor in such Qualified Equity Financing. The number of Subsequent Round Securities to be issued upon such conversion shall be equal to the quotient obtained by dividing (i) an amount equal to the Note Obligations outstanding on the closing of such Qualified Equity Financing by the lowest price per security at which the Subsequent Round Securities are sold in the Qualified Equity Financing (the “Conversion Price”). If at any time before the Qualified Equity Financing, a change of control occurs, an amount equal to the Note Obligations outstanding on the closing of such change of control shall automatically convert simultaneously with the closing of the change of control at the price of $3.25 per share. The Company analyzed the embedded features of the 2021 Notes and determined that the 2021 Notes contained (i) an automatic conversion upon a Qualified Debt Financing which did not require bifurcation, (ii) an automatic conversion upon a Qualified Equity Financing at a fixed price of $3.25 per share which did not require bifurcation, (iii) an automatic conversion upon a Change of Control at a fixed price of $3.25 per share which did not require bifurcation, and (iv) a redemption feature upon default which did not require bifurcation.

During January 2022, the Company and its convertible note holders agreed to extend the maturity of the Notes and the 2021 Notes to December 31, 2022. The extensions qualified as modifications because the terms were not substantially different. Accordingly, the extended notes were treated as a continuation of the original Notes and 2021 Notes.

The Company is required to pay a cash fee equal to 8% of the aggregate gross proceeds to the extent the placement agent first identified and brought to the Company any investor in the Notes financing. In connection with Notes financing, the Predecessor incurred an aggregate of $228,236 of placement agent and legal fees which were recorded as debt discount which are being amortized over the term of the Notes using the effective interest method.

For the period December 13, 2022 through December 31, 2022 the Successor recorded $0 amortization of debt discount related to the Notes. See Automatic Conversion below.

During the periods ended December 12, 2022 and December 31, 2021, the Predecessor recorded amortization of debt discount as interest expense in the statements of operations of $709,608 and $317,833, respectively, related to the Notes.

Automatic Conversion

On July 8, 2022, as a result of an additional Predecessor Series A Preferred Stock financing (which resulted in a Qualified Equity Financing with cumulative gross proceeds that exceeded $500,000), the 2021 Notes consisting of $5,230,000 of principal and $428,888 of accrued interest, automatically converted into 1,802,193 shares of Predecessor Series A Preferred Stock, at an effective conversion price of $3.14 per share of Predecessor Series A Preferred Stock. See Note 11 – Stockholders’ Permanent and Temporary Equity – Predecessor Series A Preferred Stock Financing for additional details. Because the 2021 Notes converted pursuant to their original terms and the 2021 Notes didn’t include a share-settled redemption feature, the automatic conversion is accounted for via conversion accounting, wherein the carrying value of the principal and accrued interest of the 2021 Notes is derecognized and those aggregate amounts are allocated to common stock (par value) and additional paid-in-capital.

On December 12, 2022, the Company closed on the Business Combination (see Note 4 – Business Combination) which met the legal definition of a reverse merger with a publicly traded company (albeit for accounting purposes it was a forward merger). Accordingly, such Business Combination met the definition of a Qualified Offering and, as such, the $3,961,000 of Notes principal, $709,608 of related accrued interest and $1,167,601 of derivative liabilities, were automatically converted into 2,940,537 shares of Predecessor common stock, which in turn were exchanged for 583,831 shares of Successor common stock. The automatic conversion was pursuant to the share-settled redemption feature included in the original terms of the Notes which resulted in a conversion price of $1.58835 (80% of the $1.98542 fair value per share of the Predecessor common stock which was determined using the Business Combination exchange ratio of 5.037). The automatic conversion of convertible notes pursuant to a share-settled redemption feature is accounted for as an extinguishment, but this automatic conversion didn’t result in the recognition of an extinguishment loss because the redemption feature (derivative liability) was marked to the market on the date of the Business Combination (see Note 8 – Derivative Liabilities for additional information), prior to the derecognition of the carrying value of the Notes principal, accrued interest and derivative liability, and those aggregate amounts are allocated to common stock (par value) and additional paid-in-capital.